CAPITAL RISK MANAGEMENT (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2020 USD ($) Subsidiaries	Jul. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)
Capital risk management [Abstract]
Amount of deferred payment of Social Security	$ 1,800		$ 0
US [Member]
Capital risk management [Abstract]
Number of subsidiaries that deferred payment of Social Security | Subsidiaries	1
Amount of deferred payment of Social Security	$ 1,800
US [Member] | Financial Year 2022 [Member]
Capital risk management [Abstract]
Percentage of employer portion of Social Security to be repaid	50.00%
US [Member] | Financial Year 2023 [Member]
Capital risk management [Abstract]
Percentage of employer portion of Social Security to be repaid	50.00%
Pakistan [Member]
Capital risk management [Abstract]
Period of employee wages and salaries to be funded with loans	3 months
Term of loan	2 years
Pakistan [Member] | Subsequent Event [Member]
Capital risk management [Abstract]
Loans received		$ 1,700